OTHER LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities:
Reclamation and remediation liabilities	$ 526	$ 273
Accrued operating costs	370	201
Accrued capital expenditures	221	155
Silver streaming agreement	80	71
Payables to joint NGM	73	114
Other	329	359
Other current liabilities	1,599	1,173
Other non-current liabilities:
Income and mining taxes	206	328
Norte Abierto deferred payments	94	102
Other	130	178
Other long-term liabilities, total	$ 430	$ 608
Nevada Gold Mines
Other non-current liabilities:
Ownership interest (as a percent)	38.50%	38.50%
Norte Abierto Project
Other non-current liabilities:
Ownership interest (as a percent)	50.00%
Norte Abierto Project | Barrick Gold Corporation | Other current liabilities
Other non-current liabilities:
Deferred payments to joint venture partner	$ 26	$ 22
Barrick Gold Corporation | Nevada Gold Mines
Other non-current liabilities:
Ownership interest (as a percent)	61.50%	61.50%